Short-Term Bank Credit And Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Short-term Debt [Line Items]
Short-term bank credit and loans	$ 115,076	$ 27,676
Short-term loans
Short-term Debt [Line Items]
Short-term bank credit and loans	21,772	27,676
Short-term bank credit
Short-term Debt [Line Items]
Short-term bank credit and loans	$ 93,304	$ 0
Minimum | SOFR | Short-term loans
Short-term Debt [Line Items]
Interest percentage spread	1.00%
Minimum | SOFR | Short-term bank credit
Short-term Debt [Line Items]
Interest percentage spread	1.00%
Maximum | SOFR | Short-term loans
Short-term Debt [Line Items]
Interest percentage spread	1.30%
Maximum | SOFR | Short-term bank credit
Short-term Debt [Line Items]
Interest percentage spread	1.30%